Pension And Postretirement Benefits (Schedule Of Defined Benefit Plan Targeted And Actual Plan Asset Allocations) (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Pension Assets [Member]
Domestic equity securities targeted plan asset allocation percentage, Minimum	25.00%
Domestic equity securities targeted plan asset allocation percentage, Maximum	35.00%
Domestic equity securities actual plan asset allocation percentage	24.00%	29.00%
International equity securities targeted plan asset allocation percentage, Minimum	10.00%
International equity securities targeted plan asset allocation percentage, Maximum	20.00%
International equity securities actual plan asset allocation percentage	15.00%	15.00%
Fixed income securities targeted plan asset allocation percentage, Minimum	30.00%
Fixed income securities targeted plan asset allocation percentage, Maximum	40.00%
Fixed income securities actual plan asset allocation percentage	34.00%	34.00%
Real assets targeted plan asset allocation percentage, Minimum	6.00%
Real assets targeted plan asset allocation percentage, Maximum	16.00%
Real assets actual plan asset allocation percentage	11.00%	9.00%
Private equity targeted plan asset allocation percentage, Minimum	4.00%
Private equity targeted plan asset allocation percentage, Maximum	14.00%
Private equity actual plan asset allocation percentage	13.00%	12.00%
Other targeted plan asset allocation percentage, Minimum	0.00%
Other targeted plan asset allocation percentage, Maximum	5.00%
Other actual plan asset allocation percentage	3.00%	1.00%
Aggregate percentage of the fair value of investments to the fair value of total plan assets held as of the measurement date	100.00%	100.00%
Postretirement Assets [Member]
Domestic equity securities targeted plan asset allocation percentage, Minimum	34.00%
Domestic equity securities targeted plan asset allocation percentage, Maximum	44.00%
Domestic equity securities actual plan asset allocation percentage	39.00%	42.00%
International equity securities targeted plan asset allocation percentage, Minimum	26.00%
International equity securities targeted plan asset allocation percentage, Maximum	36.00%
International equity securities actual plan asset allocation percentage	31.00%	34.00%
Fixed income securities targeted plan asset allocation percentage, Minimum	16.00%
Fixed income securities targeted plan asset allocation percentage, Maximum	26.00%
Fixed income securities actual plan asset allocation percentage	21.00%	14.00%
Real assets targeted plan asset allocation percentage, Minimum	0.00%
Real assets targeted plan asset allocation percentage, Maximum	6.00%
Real assets actual plan asset allocation percentage	1.00%	1.00%
Private equity targeted plan asset allocation percentage, Minimum	0.00%
Private equity targeted plan asset allocation percentage, Maximum	10.00%
Private equity actual plan asset allocation percentage	5.00%	4.00%
Other targeted plan asset allocation percentage, Minimum	0.00%
Other targeted plan asset allocation percentage, Maximum	8.00%
Other actual plan asset allocation percentage	3.00%	5.00%
Aggregate percentage of the fair value of investments to the fair value of total plan assets held as of the measurement date	100.00%	100.00%